Stock Based Compensation and Employee Benefit Plans - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended							9 Months Ended	1 Months Ended					0 Months Ended	9 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Apr. 16, 2014	Mar. 31, 2014 USD ($)	Nov. 30, 2013 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 16, 2014 USD ($)	Sep. 30, 2013 Restructuring [Member] USD ($)	Dec. 31, 2013 Restructuring [Member] USD ($)	Dec. 31, 2012 Restructuring [Member] USD ($)	Sep. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Incentive stock option granted to an employee who on the grant date owns stock representing more than 10% of the voting power [Member]	Sep. 30, 2014 2011 Subsidiary Stock Option and Grant Plans [Member] Subsidiary	Dec. 31, 2013 2011 Subsidiary Stock Option and Grant Plans [Member] Subsidiary	Sep. 30, 2014 2011 Subsidiary Stock Option and Grant Plans [Member] Series X-1 Preferred Stock [Member]	Dec. 31, 2013 2011 Subsidiary Stock Option and Grant Plans [Member] Series X-1 Preferred Stock [Member]	Sep. 30, 2014 2011 Subsidiary Stock Option and Grant Plans [Member] Series X-2 Preferred Stock [Member]	Dec. 31, 2013 2011 Subsidiary Stock Option and Grant Plans [Member] Series X-2 Preferred Stock [Member]	Sep. 30, 2014 2014 NPS Corp Plan [Member] USD ($)	Sep. 30, 2011 2008 Equity Incentive Plan [Member]	Sep. 30, 2014 2008 Equity Incentive Plan [Member]	Dec. 31, 2013 2008 Equity Incentive Plan [Member]	Sep. 30, 2014 2013 Stock Option and Grant Plan [Member]	Dec. 31, 2013 2013 Stock Option and Grant Plan [Member]	Apr. 16, 2014 Mira III Stock Option Awards [Member]	Sep. 30, 2014 Mira III Stock Option Awards [Member] CAD	Apr. 16, 2014 Mira III Stock Option Awards [Member] CAD	Sep. 30, 2011 Northern 2011 Plan [Member]	Dec. 31, 2013 Northern 2011 Plan [Member] USD ($)	Dec. 31, 2012 Northern 2011 Plan [Member] USD ($)	Dec. 31, 2013 Northern 2011 Plan [Member] Minimum [Member]	Dec. 31, 2012 Northern 2011 Plan [Member] Minimum [Member]	Sep. 30, 2011 Utility Scale 2011 Plan [Member]	Dec. 31, 2013 Utility Scale 2011 Plan [Member] USD ($)	Dec. 31, 2012 Utility Scale 2011 Plan [Member] USD ($)	Dec. 31, 2013 Utility Scale 2011 Plan [Member] Minimum [Member]	Dec. 31, 2012 Utility Scale 2011 Plan [Member] Minimum [Member]	Dec. 31, 2013 Subsidiary Plans [Member] USD ($)	Dec. 31, 2012 Subsidiary Plans [Member] USD ($)	Dec. 31, 2013 2013 WPHI Plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Shares reserved for issuance upon grant or exercise														3,000,000	3,000,000							55	55
Number of operating subsidiaries														2	2
Preferred stock reserved for issuance of options																3,000,000	3,000,000	3,000,000	3,000,000
Share authorized for issuance under the plan																								2,568,034	2,568,034
Exercise price as a percentage of fair market value per share on the grant date													110.00%
Exchanged options																					141,189
Options granted																				250,500									1,849,924	2,500	43,500			1,985,424	1,000						1,667,883
Estimated liability for fair value of outstanding options																																							$ 598	$ 456
Change in additional paid-in capital due to change in fair value associated with exchanged options		0	0			0																																	266	1,774
Weighted average reporting date fair value of options granted																														$ 0.61	$ 0.53				$ 0.80	$ 0.70
Unrecognized compensation expense related to non-vested stock options				1,233																										39					37						1,293
Expected weighted-average vesting period to recognize stock compensation expenses				2 years 2 months 12 days																										9 months					2 months 19 days						2 years 10 months 28 days
Weighted-average grant-date fair value of options granted				$ 2.34																																					$ 1.59
Stock option activity, forfeiture rate				10.00%		10.00%	10.00%
Additional stock-based compensation expense				746	287	776	1,493		23	75	522
Additional expense recognized for change in fair value of options					$ 23	$ 75
Common stock reserved for future issuance				2,568,089		2,568,089														4,000,000
Number of exercisable option shares sold in offering				367,500				367,500												933,491							35,938	35,938		1,832,339					1,990,895						330,463
Exercise option price per share								$ 3.64												$ 2.30							3.48	3.48		$ 1.45					$ 1.98						$ 1.59
Stock option expected term	2 years											3 years 6 months														1 year						1 year	1 year 6 months				1 year	1 year 6 months
Shares, Exercised																				18,059							7,187									100
Common shares exercise price during the period																				$ 1.59							3.48									$ 1.98